Summary of Material Accounting Policies - Summary of Assets and Liabilities of Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset:
Cash and cash equivalents	₱ 10,011	₱ 16,177	₱ 25,211	₱ 23,907
Other financial assets	3,126	3,481
Short-term investments	136	391
Property and equipment (Notes 3 and 10)	318,069	287,103	292,745
Right-of-use assets (Note 3 and 10)	39,111	32,717
Deferred income tax assets – net (Note 7)	14,643	18,172	17,636
TOTAL ASSETS	623,275	609,519
Liabilities:
Accrued expenses and other current liabilities (Notes 23 and 26)	85,488	88,750
Income tax payable	1,860	4,630
Accounts payable	66,722	81,014
Lease liabilities	54,038	47,546	₱ 42,435
TOTAL LIABILITIES	₱ 506,540	499,133
Discontinued operations [member] | ePLDT, Inc. [Member]
Asset:
Cash and cash equivalents		109
Short-term investments		9
Other assets		236
TOTAL ASSETS		354
Liabilities:
Accrued expenses and other current liabilities (Notes 23 and 26)		224
Income tax payable		3
Accounts payable		2
Other liabilities		10
TOTAL LIABILITIES		239
Net assets directly associated with disposal group		₱ 115